RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
General and administrative expenses	$ 90,537	$ 61,652
Series Seven [Member]
General and administrative expenses	0	0
Series Nine [Member]
General and administrative expenses	17,097	12,132
Series Ten [Member]
General and administrative expenses	15,830	10,600
Series Eleven [Member]
General and administrative expenses	15,498	10,346
Series Twelve [Member]
General and administrative expenses	17,492	11,703
Series Fourteen [Member]
General and administrative expenses	$ 24,620	$ 16,871